Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance for doubtful accounts	$ 42,950	$ 92,797	$ 35,196
Inventory obsolescence		$ 65,870	$ 76,260
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Common stock, shares issued	155,107,127	139,300,122	137,219,968
Common stock, shares outstanding	155,107,127	139,300,122	137,219,968
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,175	6,175	6,175
Preferred stock, shares issued	6,175	6,175	0
Preferred stock, shares outstanding	0	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	293	293	293
Preferred stock, shares issued	293	293	0
Preferred stock, shares outstanding	0	0	0
Undesignated Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		4,993,532	4,993,532
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0